March 19, 2014

Via EDGAR and Overnight Delivery

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-3720

Attention:	Jeffrey P. Riedler, Assistant Director Matthew Jones, Attorney Advisor Joel Parker, Accounting Branch Chief Tabatha Akins, Staff Accountant

Re:	Xenon Pharmaceuticals Inc. Amendment No. 1 to Draft Registration Statement on Form S-1 Submitted September 25, 2013 CIK No. 0001582313

Ladies and Gentlemen:

On behalf of Xenon Pharmaceuticals Inc. (the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated October 4, 2013, relating to the Company’s Amendment No. 1 to Confidential Draft Registration Statement on Form S-1 (CIK No. 0001582313) submitted to the Commission on September 25, 2013 (the “Registration Statement”).

On behalf of the Company, we are concurrently submitting on a confidential basis via EDGAR an amended draft Registration Statement (“Amendment No. 2”), and, for the convenience of the Staff, we are providing to the Staff by overnight delivery copies of this letter and marked copies of Amendment No. 2 (against Amendment No. 1 to Confidential Draft Registration Statement submitted on September 25, 2013). Amendment No. 2, as confidentially submitted via EDGAR, is marked as specified in Item 310 of Regulation S-T.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of Amendment No. 2, as applicable.

“Recent patent reform legislation and court decisions could increase . . .,” page 39

1.	We note your response to our prior comment 10. Please expand your disclosure to identify the sections of the Leahy-Smith Act that increases uncertainty with respect to your owned and licensed patents in the U.S., and explain the reasons for the increased uncertainty caused by these sections of the Leahy-Smith Act.

In response to the Staff’s comment, the Company has revised the disclosure on page 39 of Amendment No. 2.

Securities and Exchange Commission

March 19, 2014

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies and Significant Judgments and Estimates

Valuation of Common Shares, page 71

2.	Please refer to your response to our comment 17 and address the following:

•	Please disclose the weighting of the income and market approach for the June 30, 2013 valuation and tell us how you determined that the weighting for this valuation and the January 1, 2013 valuation was appropriate given the company’s stage of development. Also tell us if there were significant differences between the two approaches.

•	Please note we may have additional comments on your accounting for stock compensation and related disclosure once you have disclosed an estimated offering price.

In response to the first bullet point of the Staff’s comment, the Company has revised the disclosure on pages 73 and 74 of Amendment No. 2.

The Company acknowledges the second bullet point of the Staff’s comment.

Business

Approved Product, page 84

3.	We note on page 85 that uniQure is planning to apply for regulatory approval for Glybera. Additionally, we note that uniQure plans to file an IND with the FDA in the first half of 2014. Please note that the filing for an IND should not be characterized as applying for regulatory approval, which language suggests that the company is making an NDA filing. If uniQure is making an NDA filing, please revise your disclosure accordingly. If uniQure is filing an IND, please state the phase of testing that uniQure expects to start with given that Glybera is already approved in the EU. Please make corresponding changes throughout the prospectus where you include similar disclosure.

In response to the Staff’s comment, the Company has revised the disclosure on page 85 of Amendment No. 2 and made corresponding changes throughout the prospectus.

Topical XEN402 Phase 2 Trial in EM, page 92

4.	We note your response to our prior comment 25 and the inclusion of the p-values in the table on page 93. Please also state in this section that the cooling frequency and cooling duration results did not meet the test of statistical significance.

In response to the Staff’s comment, the Company has revised the disclosure on page 97 of Amendment No. 2.

Securities and Exchange Commission

March 19, 2014

Strategic Alliances, page 101

5.	We note your disclosure of the Agreements with each of uniQure, Teva, Isis, Genentech, and Merck. For each of these agreements, please explain how the royalty term is calculated. Additionally, please state the year each of these royalty terms would expire given the patents that are currently outstanding.

The Company acknowledges the Staff’s comment and respectfully submits that additional disclosure regarding the royalty terms under the Company’s collaboration agreements would not be helpful to an investor and could potentially be misleading. The royalty terms in the Company’s collaboration agreements were heavily negotiated provisions and contain numerous exceptions and variations. Condensing this information for inclusion in Amendment No. 2 risks oversimplifying these terms and could potentially be misleading to investors. Furthermore, regarding the expiration of the various royalty terms, the Company submits that the licensed patents under the Company’s collaboration agreements include several patent families that are in various stages of prosecution in numerous countries. Accordingly, providing estimated durations of the royalty terms under the various agreements based on an anticipated year of expiration brings with it a significant likelihood of inaccurately reflecting the actual royalty term as, for example, certain patent applications may not issue and additional patents may be filed that fall within the scope of their respective agreements. In addition, the launch date of the majority of the product candidates being developed under the Company’s collaborations cannot be estimated with any certainty due to the early stages of development of those candidates. Given these variables and uncertainties, the Company respectfully submits that disclosure of the year that a royalty term expires would not be helpful to an investor and could potentially be misleading. Following its initial public offering, the Company intends to provide quarterly updates to its investors, including information regarding royalties it is owed pursuant to its collaborations.

Notes to Financial Statements

11. Stock Option Plan, page F-18

6.	Please refer to your response to our comment 50. Several of the companies that you are using in your calculation of historical volatility have product revenues, and do not appear to be similar in size or market capitalization to the Company. Please revise your calculation of historical volatility to exclude these companies or confirm that there would not be a material difference in the volatility and stock based compensation expense for each of the periods presented if these companies were excluded.

The Company acknowledges the Staff’s comment and respectfully advises that because it is performing a forward-looking analysis, which is meant to consider the Company’s operations from clinical development through drug commercialization, the Company has attempted to select guideline public companies that reflect these various stages of operation. Of the public companies the Company used in its calculations, the following have product revenues:

•	Almirall, S.A.

•	Jazz Pharmaceuticals Public Limited Company

•	Optimer Pharmaceuticals

•	Recordati SpA

•	Zogenix, Inc.

Securities and Exchange Commission

March 19, 2014

The remaining public companies the Company used in its calculations, which have revenue consisting of mostly contract, licensing, collaboration or grant revenue, include:

•	NewLink Genetics Corporation

•	Sangamo Biosciences Inc.

•	Endocyte, Inc.

•	Trius Therapeutics, Inc.

•	Synta Pharmaceuticals Corp.

•	DepoMed Inc.

•	Anacor Pharmaceuticals Inc.

•	BioDelivery Sciences International, Inc.

The Company believes that the average volatility obtained from an analysis of these guideline public companies reflects a balanced view of the expected volatility of the Company going forward. However, if the companies with product revenues were excluded, the volatility calculations would be as follows:

•	Year ended December 31, 2013 – 74.5%

•	Year ended December 31, 2012 – 81.6%

•	Year ended December 31, 2011 – 79.3%

If these revised volatilities were used in the calculation of stock compensation expense, the resulting changes in stock compensation expense would be as follows, which the Company respectfully submits are immaterial (in thousands):

•	Year ended December 31, 2013 – $593 (an increase of $18)

•	Year ended December 31, 2012 – $426 (an increase of $20)

•	Year ended December 31, 2011 – $478 (an increase of $43)

* * * * *

Securities and Exchange Commission

March 19, 2014

Please direct your questions or comments regarding the Company’s responses or Amendment No. 2 to Troy Foster at (650) 565-3600. Thank you for your assistance.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Troy Foster

Troy Foster

Enclosures

cc (w/encl.):	Simon Pimstone Xenon Pharmaceuticals Inc.

Charles Kim Cooley LLP

Anthony Lindsay KPMG LLP